Related Party Balances and Transactions - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Nov. 30, 2016	Apr. 30, 2016	Jan. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Loan agreement amount with related party				¥ 11,010
PPcredit
Related Party Transaction [Line Items]
Loan agreement amount with related party			¥ 11,010	¥ 11,010
PPcredit | Loan Agreement
Related Party Transaction [Line Items]
Loan agreement amount with related party	¥ 5,000	¥ 6,000
Interest on loan agreement	0.00%	0.00%
Term of agreement	1 year	1 year